iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.5%
General Dynamics Corp. .................... 46,794 $ 13,645,598
Lockheed Martin Corp. ..................... 374,175 204,318,259
Northrop Grumman Corp. ................... 703,754 358,224,861
RTX Corp. ............................. 173,588 21,002,412
597,191,130
a
Banks  — 0.8%
First Citizens BancShares, Inc., Class A .......... 96,477 186,909,716
a
Beverages  — 1.8%
Coca-Cola Co. (The) ...................... 369,410 24,126,167
Keurig Dr Pepper, Inc. ..................... 4,564,605 150,403,735
PepsiCo, Inc. ........................... 1,566,543 260,171,461
434,701,363
a
Biotechnology  — 5.9%
AbbVie, Inc. ............................ 1,512,959 308,446,951
Alnylam Pharmaceuticals, Inc.
(a)(b)
.............. 222,884 59,418,645
Amgen, Inc. ............................ 509,829 163,226,853
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 866,402 57,087,228
Gilead Sciences, Inc. ...................... 2,598,814 230,826,659
Incyte Corp.
(a)(b)
.......................... 1,812,456 134,339,239
Neurocrine Biosciences, Inc.
(a)
................ 656,595 78,968,681
Regeneron Pharmaceuticals, Inc.
(a)
............. 192,400 161,269,680
United Therapeutics Corp.
(a)(b)
................ 91,428 34,191,329
Vertex Pharmaceuticals, Inc.
(a)
................ 372,171 177,145,953
1,404,921,218
a
Broadline Retail  — 0.3%
Amazon.com, Inc.
(a)
....................... 161,556 30,114,038
MercadoLibre, Inc.
(a)
....................... 22,514 45,865,071
75,979,109
a
Capital Markets  — 1.9%
Cboe Global Markets, Inc. ................... 1,002,040 214,005,683
CME Group, Inc., Class A ................... 563,716 127,039,038
Intercontinental Exchange, Inc. ............... 432,467 67,408,631
Tradeweb Markets, Inc., Class A ............... 352,475 44,764,325
453,217,677
a
Chemicals  — 0.6%
Corteva, Inc. ............................ 1,563,299 95,236,175
Linde PLC ............................. 88,109 40,190,920
135,427,095
a
Commercial Services & Supplies  — 4.8%
Republic Services, Inc. ..................... 1,780,912 352,620,576
Rollins, Inc. ............................. 1,773,234 83,590,251
Waste Connections, Inc. .................... 2,010,923 355,430,640
Waste Management, Inc. .................... 1,594,119 344,090,586
1,135,732,053
a
Communications Equipment  — 4.5%
Arista Networks, Inc.
(a)
..................... 184,095 71,141,672
Cisco Systems, Inc. ....................... 6,230,178 341,226,849
F5, Inc.
(a)(b)
............................. 559,608 130,881,119
Juniper Networks, Inc. ..................... 3,080,588 119,834,873
Motorola Solutions, Inc. .................... 898,209 403,610,214
1,066,694,727
a
Consumer Staples Distribution & Retail  — 2.3%
Kroger Co. (The) ......................... 2,530,809 141,143,218
Walmart, Inc. ............................ 4,971,827 407,441,223
548,584,441
a
Security Shares Value
a
Containers & Packaging  — 0.2%
Packaging Corp. of America ................. 202,646 $ 46,393,775
a
Diversified Telecommunication Services  — 2.1%
AT&T, Inc. .............................. 7,927,471 178,685,196
Verizon Communications, Inc. ................ 7,793,346 328,333,667
507,018,863
a
Electric Utilities  — 3.9%
Alliant Energy Corp. ....................... 385,427 23,125,620
American Electric Power Co., Inc. .............. 975,848 96,364,990
Duke Energy Corp. ....................... 3,181,680 366,752,253
Southern Co. (The) ....................... 3,706,387 337,392,409
Xcel Energy, Inc. ......................... 1,606,659 107,340,888
930,976,160
a
Electronic Equipment, Instruments & Components  — 3.3%
Amphenol Corp., Class A ................... 4,905,516 328,767,682
CDW Corp. ............................. 492,136 92,634,759
Corning, Inc. ............................ 1,599,336 76,112,400
Keysight Technologies, Inc.
(a)
................. 873,861 130,214,028
TE Connectivity PLC ...................... 110,032 16,220,918
Teledyne Technologies, Inc.
(a)
................. 295,304 134,457,817
778,407,604
a
Entertainment  — 1.1%
Electronic Arts, Inc. ....................... 1,297,040 195,658,484
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)(b)
............................. 935,663 74,703,334
270,361,818
a
Financial Services  — 3.7%
Berkshire Hathaway, Inc., Class B
(a)
............ 801,459 361,393,892
Fiserv, Inc.
(a)
............................ 780,184 154,398,414
Mastercard, Inc., Class A .................... 325,424 162,578,576
Visa, Inc., Class A ........................ 694,698 201,358,215
879,729,097
a
Food Products  — 4.0%
Campbell Soup Co. ....................... 1,840,145 85,842,764
General Mills, Inc. ........................ 2,534,380 172,388,528
Hershey Co. (The) ........................ 420,241 74,626,397
Hormel Foods Corp. ....................... 1,672,921 51,107,736
Kellanova .............................. 2,414,290 194,712,488
Kraft Heinz Co. (The) ...................... 2,967,725 99,300,078
Mondelez International, Inc., Class A ............ 1,669,745 114,344,138
Tyson Foods, Inc., Class A .................. 2,723,491 159,569,338
951,891,467
a
Gas Utilities  — 0.0%
Atmos Energy Corp. ....................... 93,420 12,964,828
a
Ground Transportation  — 0.5%
Knight-Swift Transportation Holdings, Inc., Class A .. 275,970 14,372,518
Uber Technologies, Inc.
(a)
................... 1,558,340 112,278,397
126,650,915
a
Health Care Equipment & Supplies  — 1.0%
Abbott Laboratories ....................... 187,659 21,274,901
Becton Dickinson & Co. .................... 608,993 142,254,675
Hologic, Inc.
(a)
........................... 496,950 40,188,346
Medtronic PLC .......................... 379,456 33,866,448
237,584,370
a
Health Care Providers & Services  — 4.6%
Cencora, Inc. ........................... 669,031 152,592,590
Cigna Group (The) ........................ 155,629 48,993,565

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
CVS Health Corp. ........................ 192,962 $ 10,894,635
Elevance Health, Inc. ...................... 317,410 128,792,282
Humana, Inc. ........................... 349,323 90,065,949
McKesson Corp. ......................... 532,370 266,499,098
Molina Healthcare, Inc.
(a)
.................... 155,080 49,814,798
Quest Diagnostics, Inc. ..................... 160,268 24,814,294
UnitedHealth Group, Inc. .................... 562,011 317,255,210
1,089,722,421
a
Hotels, Restaurants & Leisure  — 1.9%
Domino's Pizza, Inc. ....................... 103,289 42,733,758
McDonald's Corp. ........................ 1,036,929 302,897,330
Yum! Brands, Inc. ........................ 916,492 120,207,091
465,838,179
a
Household Durables  — 0.3%
Garmin Ltd. ............................. 379,453 75,264,503
a
Household Products  — 2.2%
Church & Dwight Co., Inc. ................... 862,739 86,196,253
Colgate-Palmolive Co. ..................... 1,064,519 99,756,076
Kimberly-Clark Corp. ...................... 375,623 50,401,094
Procter & Gamble Co. (The) ................. 1,740,701 287,528,991
523,882,414
a
Industrial Conglomerates  — 0.2%
Honeywell International, Inc. ................. 260,634 53,607,201
a
Insurance  — 10.7%
American Financial Group, Inc. ............... 607,143 78,278,947
Aon PLC, Class A ........................ 338,966 124,356,456
Arch Capital Group Ltd.
(a)(b)
.................. 1,719,432 169,467,218
Arthur J Gallagher & Co. .................... 1,049,106 295,008,607
Assurant, Inc. ........................... 353,639 67,792,596
Chubb Ltd. ............................. 1,253,222 353,960,022
Erie Indemnity Co., Class A, NVS .............. 241,786 108,523,228
Everest Group Ltd. ........................ 283,618 100,857,397
Hartford Financial Services Group, Inc. (The) ...... 250,509 27,666,214
Loews Corp. ............................ 817,035 64,513,084
Markel Group, Inc.
(a)
....................... 49,484 76,304,823
Marsh & McLennan Companies, Inc. ............ 1,216,635 265,518,422
Progressive Corp. (The) .................... 1,586,125 385,158,734
Travelers Companies, Inc. (The) ............... 1,069,030 262,917,238
W R Berkley Corp. ........................ 1,231,157 70,385,246
Willis Towers Watson PLC ................... 295,525 89,304,700
2,540,012,932
a
Interactive Media & Services  — 0.2%
Alphabet, Inc., Class C, NVS ................. 219,699 37,939,820
a
IT Services  — 6.0%
Accenture PLC, Class A .................... 880,410 303,582,976
Akamai Technologies, Inc.
(a)(b)
................. 1,093,591 110,540,178
Cognizant Technology Solutions Corp., Class A ..... 2,399,061 178,945,960
Gartner, Inc.
(a)
........................... 162,005 81,407,513
GoDaddy, Inc., Class A
(a)
.................... 1,286,965 214,665,762
International Business Machines Corp. .......... 1,914,468 395,758,825
VeriSign, Inc.
(a)
.......................... 863,712 152,738,830
1,437,640,044
a
Machinery  — 0.1%
Otis Worldwide Corp. ...................... 158,969 15,610,756
a
Media  — 0.4%
Comcast Corp., Class A .................... 2,223,837 97,114,962
a
Security Shares Value
a
Metals & Mining  — 0.5%
Newmont Corp. .......................... 2,594,178 $ 117,879,448
a
Multi-Utilities  — 2.8%
Ameren Corp. ........................... 639,050 55,667,646
CMS Energy Corp. ........................ 686,475 47,785,525
Consolidated Edison, Inc. ................... 2,815,868 286,317,458
Dominion Energy, Inc. ...................... 961,600 57,244,048
DTE Energy Co. ......................... 393,324 48,858,707
WEC Energy Group, Inc. .................... 1,895,934 181,118,575
676,991,959
a
Oil, Gas & Consumable Fuels  — 2.5%
Chevron Corp. ........................... 512,453 76,263,255
Diamondback Energy, Inc. ................... 740,822 130,955,105
EOG Resources, Inc. ...................... 305,580 37,268,537
Exxon Mobil Corp. ........................ 927,822 108,351,053
Marathon Petroleum Corp. .................. 829,398 120,652,527
Occidental Petroleum Corp. .................. 595,081 29,819,509
Phillips 66 .............................. 105,078 12,800,602
Valero Energy Corp. ....................... 82,927 10,760,608
Williams Companies, Inc. (The) ............... 1,260,235 65,998,507
592,869,703
a
Pharmaceuticals  — 4.5%
Bristol-Myers Squibb Co. .................... 2,024,822 112,924,323
Eli Lilly & Co. ........................... 413,492 343,090,852
Johnson & Johnson ....................... 1,862,406 297,724,223
Merck & Co., Inc. ......................... 2,539,791 259,871,415
Pfizer, Inc. ............................. 1,972,494 55,821,581
1,069,432,394
a
Professional Services  — 1.1%
Automatic Data Processing, Inc. ............... 72,946 21,098,901
Booz Allen Hamilton Holding Corp., Class A ....... 679,195 123,382,564
Broadridge Financial Solutions, Inc. ............ 55,291 11,658,660
Verisk Analytics, Inc. ....................... 361,158 99,217,326
255,357,451
a
Semiconductors & Semiconductor Equipment  — 3.6%
Analog Devices, Inc. ....................... 261,875 58,426,931
Broadcom, Inc. .......................... 1,737,585 294,989,806
First Solar, Inc.
(a)
......................... 76,146 14,808,874
NVIDIA Corp. ........................... 1,099,740 146,001,482
Texas Instruments, Inc. ..................... 1,668,778 339,028,939
853,256,032
a
Software  — 7.2%
Aspen Technology, Inc.
(a)(b)
................... 228,639 53,668,433
Cadence Design Systems, Inc.
(a)
.............. 142,593 39,372,779
Crowdstrike Holdings, Inc., Class A
(a)
............ 130,837 38,841,580
Fair Isaac Corp.
(a)
......................... 62,512 124,593,292
Gen Digital, Inc. .......................... 2,915,222 84,862,112
HubSpot, Inc.
(a)
.......................... 86,574 48,030,390
Microsoft Corp. .......................... 774,065 314,541,313
Oracle Corp. ............................ 1,672,104 280,645,935
PTC, Inc.
(a)
............................. 659,229 122,174,911
Roper Technologies, Inc.
(b)
................... 573,132 308,190,270
Salesforce, Inc. .......................... 38,912 11,337,790
ServiceNow, Inc.
(a)
........................ 177,323 165,440,586
Synopsys, Inc.
(a)
......................... 82,740 42,496,091
Workday, Inc., Class A
(a)
.................... 401,285 93,840,497
1,728,035,979
a
Specialty Retail  — 2.4%
AutoZone, Inc.
(a)
......................... 76,334 229,689,006
Home Depot, Inc. (The) .................... 175,899 69,260,231

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 136,064 $ 156,900,841
TJX Companies, Inc. (The) .................. 904,196 102,201,274
Ulta Beauty, Inc.
(a)(b)
....................... 28,956 10,684,185
568,735,537
a
Technology Hardware, Storage & Peripherals  — 1.5%
Apple, Inc. ............................. 1,048,366 236,836,363
Dell Technologies, Inc., Class C ............... 210,593 26,035,613
NetApp, Inc. ............................ 432,412 49,861,428
Seagate Technology Holdings PLC ............. 400,790 40,227,292
352,960,696
a
Wireless Telecommunication Services  — 1.9%
T-Mobile U.S., Inc. ........................ 2,020,583 450,913,302
a
Total Long-Term Investments — 99.8%
(Cost: $20,485,834,428) .............................. 23,784,403,159
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 89,189,220 $ 89,251,653
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 28,432,091 28,432,091
a
Total Short-Term Securities — 0.5%
(Cost: $117,674,860) ................................ 117,683,744
Total Investments — 100.3%
(Cost: $20,603,509,288) .............................. 23,902,086,903
Liabilities in Excess of Other Assets — (0.3)% ............... (69,177,348)
Net Assets — 100.0% ................................. $ 23,832,909,555
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,513,795  $ 85,739,439
(a)
$ —  $ (5,548) $ 3,967  $ 89,251,653  89,189,220  $ 40,243
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 33,167,263  —  (4,735,172)
(a)
—  —  28,432,091  28,432,091  534,995  —
$ (5,548) $ 3,967
$ 117,683,744
$ 575,238  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 302 12/20/24 $ 11,413 $ (313,798)
E-Mini S&P 500 Index .................................................................. 113 12/20/24 32,423 (244,525)
$ (558,323)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
4
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,784,403,159 $ — $ — $ 23,784,403,159
Short-Term Securities
Money Market Funds ...................................... 117,683,744 — — 117,683,744
$ 23,902,086,903 $ — $ — $ 23,902,086,903
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (558,323) $ — $ — $ (558,323)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)